Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) Year
Statements Line Items
Fair value at grant date | $	$ 0.04
Expected volatility	100.59%
Expected option life | Year	1.46
Dividends	0.00%
Risk-free interest rate	1.80%
Estimated forfeiture rate	5.04%